CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash	$ 232	$ 466	$ 6
Prepaid expenses	7,850	30,350	69,483
Prepaid income taxes	51,642	51,642	0
Total Current Assets	59,724	82,458	69,489
Cash and marketable securities held in Trust Account	5,968,035	5,967,947	32,005,205
Total Assets	6,027,759	6,050,405	32,074,694
Current Liabilities
Accounts payable and accrued expenses	643,693	609,509	622,441
Warrant liability	1,313,324	655,098
Promissory note - related party	885,604	862,148	416,141
Promissory notes payable	1,965,095	1,809,889	1,535,623
Total Liabilities	4,807,716	3,936,644	2,574,205
Commitments and Contingencies (Note 7)
Common stock subject to possible redemption, -0- and 2,305,335 shares at redemption value at December 31, 2020 and 2019, respectively		0	24,500,488
Stockholders' Equity
Preferred stock, $0.001 par value; 1,000,000 authorized; none issued and outstanding	0	0	0
Common stock, $0.001 par value; 100,000,000 shares authorized; 2,688,242 and 2,844,414 shares issued and outstanding (excluding -0- and 2,305,335 shares subject to possible redemption) at December 31, 2020 and 2019, respectively	2,688	2,688	2,844
Additional paid-in capital	2,831,088	2,831,088	4,627,662
(Accumulated deficit)/retained earnings	(1,613,733)	(720,015)	369,495
Total Stockholders' Equity	1,220,043	2,113,761	5,000,001
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 6,027,759	$ 6,050,405	$ 32,074,694